Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

17010297

001- 38120

By Electronic Mail

Received SEC

June 19, 2017

JUN 19 2017

Washington, DC 20549

CERTNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 19, 2017 The Nasdaq Stock Market (the "Exchange") received from Bison Capital Acquisition Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one Ordinary Share, one right and one-half of one Warrant

Ordinary Shares, no par value per share

Rights, each convertible into one-tenth of one Ordinary Share

Warrants to purchase Ordinary Shares

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery